Shareholder Report, Holdings (Details) - TradersAI Large Cap Equity & Cash ETF	Feb. 28, 2026
First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%